Document And Entity Information	Nov. 11, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2022
Entity Registrant Name	SUNLINK HEALTH SYSTEMS, INC.
Entity Central Index Key	0000096793
Entity Emerging Growth Company	false
Entity File Number	1-12607
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-0621189
Entity Address, Address Line One	900 Circle 75 Parkway, Suite 690
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	(770)
Local Phone Number	933-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares without par value
Trading Symbol	SSY
Security Exchange Name	NYSEAMER
Preferred Share Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NONE